Note 16 - Stock-based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Stock-based compensation expense	$ 2,022	$ 1,577	$ 1,543
Cost of Sales [Member]
Stock-based compensation expense	40	24	45
Selling and Marketing Expense [Member]
Stock-based compensation expense	81	41	70
Research and Development Expense [Member]
Stock-based compensation expense	14		2
General and Administrative Expense [Member]
Stock-based compensation expense	$ 1,887	$ 1,512	$ 1,426